Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information reflecting the relationship between executive compensation actually paid by the Company and the Company’s financial performance for each of the last four completed calendar years. In determining the compensation “actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022 and 2023 fiscal years. Note that for our NEOs other than our Chief Executive Officer, compensation is reported as an average.

2023 Pay versus Performance 1

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation “Actually Paid” to CEO ($) 2	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation “Actually Paid” to non-CEO NEOs ($) 3	Webster Total Stockholder Return (TSR) ($)	Peer Group TSR ($) 4	Net Income (in thousands $)	Adjusted PPNR (in thousands $) 5
2023	7,730,259	9,163,132	3,872,001	4,758,047	110.78	115.84	867.8	1,478.5
2022	8,076,856	6,999,441	5,303,542	4,464,849	99.37	116.10	644.3	1,336.7
2021	4,721,527	5,764,745	1,591,343	1,951,435	113.57	124.74	408.9	526.5
2020	3,487,859	2,659,016	1,290,681	921,679	83.13	91.29	220.6	470.0

1	The NEOs included in each year may vary and are consistent with those used in the Summary Compensation table in each year’s proxy .
2
The amounts in this column include deductions and additions from the Summary Compensation Table Total for 2023 for the Chief Executive Officer as follows: deduction of equity granted during the year of $
5,239,451
, deduction of dividends paid of $
148,588
, deduction of the change in pension value of $7,300, addition of the value of equity granted during 2023 that remains unvested based on year-end
fair value of $
6,036,169
, change in fair value of unvested equity awards from 2022
year-end
to 2023
year-end
of $
498,045
, and change in fair value of equity awards that vested during the year from 2022 year-end
to vest date of $
293,998
. Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted stock is calculated using the closing price on the measurement date (date of vesting or each year-end).
The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.

3
The amounts in this column include deductions and additions from the Summary Compensation Table Total for 2023 for the average of the other NEOs as follows: deduction of equity granted during the year of $
1,672,642
, deduction of dividends paid of $
55,994
, deduction of the change in pension value of $1,050, addition of the value of equity granted during 2023 that remains unvested based on year-end
fair value of $
1,711,047
, change in fair value of unvested equity awards from 2022
year-end
to 2023
year-end
of $
434,745
and change in fair value of equity awards that vested during the year from 2022 year-end
to vest date of $
469,940
. Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted stock is calculated using the closing price on the measurement date (date of vesting or each year-end).
The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.

4	The amounts in this column are calculated using the KBW Regional Banking index as the Peer Group TSR.
5
Adjusted PPNR is derived from its GAAP number by adjusting for one-time merger and strategic costs or other extraordinary and non-recurring items. These adjustments may be positive or negative from the GAAP number.

Company Selected Measure Name	Adjusted PPNR
Peer Group Issuers, Footnote	The amounts in this column are calculated using the KBW Regional Banking index as the Peer Group TSR.
PEO Total Compensation Amount	$ 7,730,259	$ 8,076,856	$ 4,721,527	$ 3,487,859
PEO Actually Paid Compensation Amount	$ 9,163,132	6,999,441	5,764,745	2,659,016
Adjustment To PEO Compensation, Footnote	The amounts in this column include deductions and additions from the Summary Compensation Table Total for 2023 for the Chief Executive Officer as follows: deduction of equity granted during the year of $
5,239,451
, deduction of dividends paid of $
148,588
, deduction of the change in pension value of $7,300, addition of the value of equity granted during 2023 that remains unvested based on year-end
fair value of $
6,036,169
, change in fair value of unvested equity awards from 2022
year-end
to 2023
year-end
of $
498,045
, and change in fair value of equity awards that vested during the year from 2022 year-end
to vest date of $
293,998
. Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted stock is calculated using the closing price on the measurement date (date of vesting or each year-end).
	The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.
Non-PEO NEO Average Total Compensation Amount	$ 3,872,001	5,303,542	1,591,343	1,290,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,758,047	4,464,849	1,951,435	921,679
Adjustment to Non-PEO NEO Compensation Footnote	The amounts in this column include deductions and additions from the Summary Compensation Table Total for 2023 for the average of the other NEOs as follows: deduction of equity granted during the year of $
1,672,642
, deduction of dividends paid of $
55,994
, deduction of the change in pension value of $1,050, addition of the value of equity granted during 2023 that remains unvested based on year-end
fair value of $
1,711,047
, change in fair value of unvested equity awards from 2022
year-end
to 2023
year-end
of $
434,745
and change in fair value of equity awards that vested during the year from 2022 year-end
to vest date of $
469,940
. Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted stock is calculated using the closing price on the measurement date (date of vesting or each year-end).
	The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.
Compensation Actually Paid vs. Total Shareholder Return
The
Company’s actual pay for its Chief Executive Officer and other NEOs as compared to Net Income and adjusted PPNR and actual pay for its Chief Executive Officer
and
other NEOs as compared to the Company’s TSR and the TSR of the KBW Regional Banking index are shown below
:

Compensation Actually Paid vs. Net Income
The
Company’s actual pay for its Chief Executive Officer and other NEOs as compared to Net Income and adjusted PPNR and actual pay for its Chief Executive Officer
and
other NEOs as compared to the Company’s TSR and the TSR of the KBW Regional Banking index are shown below
:

Compensation Actually Paid vs. Company Selected Measure
The
Company’s actual pay for its Chief Executive Officer and other NEOs as compared to Net Income and adjusted PPNR and actual pay for its Chief Executive Officer
and
other NEOs as compared to the Company’s TSR and the TSR of the KBW Regional Banking index are shown below
:

Total Shareholder Return Vs Peer Group
The
Company’s actual pay for its Chief Executive Officer and other NEOs as compared to Net Income and adjusted PPNR and actual pay for its Chief Executive Officer
and
other NEOs as compared to the Company’s TSR and the TSR of the KBW Regional Banking index are shown below
:

Tabular List, Table
Below is an unranked list of the most important performance measures used to link executive compensation actually paid to the
Company’s
performance
:

Key Performance Measures
1	Pre-Provision Net Revenue
2	Return on Average Assets
3	Relative Total Stockholder Return
4	Return on Equity
5	Strategic Goals
6	Risk Management
7	Leadership

Total Shareholder Return Amount	$ 110.78	99.37	113.57	83.13
Peer Group Total Shareholder Return Amount	115.84	116.1	124.74	91.29
Net Income (Loss)	$ 867,800	$ 644,300	$ 408,900	$ 220,600
Company Selected Measure Amount	1,478,500	1,336,700	526,500	470,000
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue
Non-GAAP Measure Description	Adjusted PPNR is derived from its GAAP number by adjusting for one-time merger and strategic costs or other extraordinary and non-recurring items. These adjustments may be positive or negative from the GAAP number.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Goals
Measure:: 6
Pay vs Performance Disclosure
Name	Risk Management
Measure:: 7
Pay vs Performance Disclosure
Name	Leadership
PEO | Deduction of equity granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,239,451
PEO | Deduction Of Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,588
PEO | Deduction of the change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,300
PEO | Addition of the value of equity granted during 2023 that remains unvested based on yearend fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,036,169
PEO | Change in fair value of unvested equity awards from 2022 yearend to 2023 yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	498,045
PEO | Change in fair value of equity awards that vested during the year from 2022 yearend to vest date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,998
Non-PEO NEO | Deduction of equity granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,672,642
Non-PEO NEO | Deduction Of Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,994
Non-PEO NEO | Deduction of the change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,050
Non-PEO NEO | Addition of the value of equity granted during 2023 that remains unvested based on yearend fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,711,047
Non-PEO NEO | Change in fair value of unvested equity awards from 2022 yearend to 2023 yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,745
Non-PEO NEO | Change in fair value of equity awards that vested during the year from 2022 yearend to vest date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 469,940